Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Cost and Other Information
The components of lease cost were as follows (in thousands):

Year Ended December 31, 2021
Operating lease cost	$4,078
Short-term lease cost	138
Sublease income	(953)
Total lease cost	$3,263
Other information related to leases was as follows (in thousands):

Year Ended December 31, 2021
Cash paid for operating lease liabilities	$4,313
Lease term and discount rate were as follows:

December 31, 2021
Weighted-average discount rate	7.14%
Weighted-average remaining lease term (years)	7.65

Schedule of Operating Lease Maturity
Maturities of lease liabilities were as follows as of December 31, 2021 (in thousands):

Year Ending December 31	Amounts
2022	$4,305
2023	4,693
2024	4,563
2025	4,693
2026	4,429
Thereafter	13,781
Total lease payments	36,464
Less: imputed interest	(8,833)
Present value of lease liabilities	27,631
Less: current portion of lease liabilities	(2,433)
Total lease liabilities, noncurrent	$25,198

Schedule of Lease Maturity Under ASC 840
Under ASC Topic 840, Leases, contractual commitments related to operating leases were as follows as of December 31, 2020 (in thousands):

Year Ending December 31	Amounts
2021	$4,356
2022	4,303
2023	4,433
2024	4,563
2025	4,693
Thereafter	18,209
Total	$40,557